Valuation of debt and equity investments and certain liabilities	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Valuation of debt and equity investments and certain liabilities
Valuation of debt and equity investments and certain liabilities

Debt and equity investments
We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models. See fair-value discussion below. Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary impairments on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity-method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost-method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Details of our investments are as follows:

	December 31, 2013			December 31, 2012
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$500	$—	$—	$211	$—	$—
Corporate obligations	123	217	—	188	325	—
U.S. Government agency and Treasury securities	787	1,985	—	795	2,224	—
Trading securities
Mutual funds	—	—	179	—	—	159
Total	1,410	2,202	179	1,194	2,549	159

Other measurement basis:
Equity-method investments	—	—	24	—	—	34
Cost-method investments	—	—	13	—	—	22
Cash on hand	217	—	—	222	—	—
Total	$1,627	$2,202	$216	$1,416	$2,549	$215

At December 31, 2013 and 2012, we had no significant unrealized gains or losses associated with our available-for-sale investments. We did not recognize any credit losses related to available-for-sale investments for the years ended December 31, 2013 and 2012. During the third quarter of 2012, we sold all of our remaining investments in auction-rate securities.

For the years ended December 31, 2013, 2012 and 2011, the proceeds from sales, redemptions and maturities of short-term available-for-sale investments were $4.25 billion, $2.20 billion and $3.55 billion, respectively. Gross realized gains and losses from these sales were not significant.

The following table presents the aggregate maturities of investments in debt securities classified as available for sale at
December 31, 2013:

Due	Fair Value
One year or less	$3,472
One to three years	140

Gross realized gains and losses from sales of long-term investments were not significant for 2013, 2012 or 2011. Other-than-temporary declines and impairments in the values of these investments recognized in OI&E were $5 million, $7 million and $2 million in 2013, 2012 and 2011, respectively.

Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations and some U.S. government agency and Treasury securities. We utilize a third-party data service to provide Level 2 valuations. We verify these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. We had no Level 3 assets or liabilities as of December 31, 2013 or 2012. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2013	Level 1	Level 2
Assets
Money market funds	$500	$500	$—
Corporate obligations	340	—	340
U.S. Government agency and Treasury securities	2,772	2,107	665
Mutual funds	179	179	—
Total assets	$3,791	$2,786	$1,005

Liabilities
Deferred compensation	$197	$197	$—
Total liabilities	$197	$197	$—

	Fair Value December 31, 2012	Level 1	Level 2
Assets
Money market funds	$211	$211	$—
Corporate obligations	513	—	513
U.S. Government agency and Treasury securities	3,019	1,145	1,874
Mutual funds	159	159	—
Total assets	$3,902	$1,515	$2,387

Liabilities
Deferred compensation	$174	$174	$—
Total liabilities	$174	$174	$—

The following table summarizes the change in the fair values for Level 3 assets, reflecting the sale of our remaining investments in auction-rate securities in the third quarter of 2012:

Level 3
Auction-rate Securities
Balance, December 31, 2011	$134
Change in unrealized loss – included in AOCI	13
Redemptions	(84)
Sales	(63)
Balance, September 30, 2012	$—